Organization and Description of Business (Details) $ / shares in Units, $ in Millions	Jun. 03, 2022 USD ($) $ / shares shares	Sep. 30, 2022	Jun. 17, 2022 shares	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business (Details) [Line Items]
Ordinary shares offering (in Shares)			50,000
Price per share (in Dollars per share) | $ / shares	$ 5
Initial public offering total (in Dollars) | $	$ 25.0
Initial Public Offering [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares offering (in Shares)	5,000,000
ZYSL[Member]
Organization and Description of Business (Details) [Line Items]
Equity method investments						$ 2.3	$ 18,000,000
ZYCL [Member]
Organization and Description of Business (Details) [Line Items]
Equity method investments				$ 0.6	$ 5,000,000
Ms. Yang Junli [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		55.50%
Ms. Ji An [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		8.30%
Ms. Chen Hong [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		4.00%
Mr. Li Jian [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage		2.00%